Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Shares of Common Stock Reserved for Future Issuance

The following shares of the Company’s common stock were reserved for future issuance at September 30, 2017 (in thousands):

Shares underlying outstanding warrants	293
Shares underlying outstanding stock options	933
Shares authorized for future equity award grants	39
Shares authorized for issuance as ESPP awards	—

1,265

The following shares of common stock are reserved for future issuance at December 31, 2016 (in thousands):

Common stock warrants outstanding	99
Stock options issued and outstanding	822
Authorized for future option grants	56
Employee stock purchase plan	7

984

Schedule of Assumptions Used in Black-Scholes Option-Pricing Model

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Stock Options
	Nine Months Ended September 30,
	2017	2016
Weighted average grant date fair value (per share)	$5.10	$37.80
Risk-free interest rate	1.9%	1.4%
Expected dividend yield	0.0%	0.0%
Expected volatility	60.0%	55.5%
Expected term (in years)	6.1	6.1

	ESPP
	Nine Months Ended September 30,
	2017(1)	2016
Weighted average grant date fair value (per share)	N/A	$26.90
Risk-free interest rate	N/A	0.6%
Expected dividend yield	N/A	0.0%
Expected volatility	N/A	56.9%
Expected term (in years)	N/A	1.3

(1)	There were no grants made pursuant to the ESPP during the nine months ended September 30, 2017.

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Stock Option
	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value (per share)	$24.30	$71.50	$142.90
Risk-free interest rate	1.7%	1.7%	1.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility	57.5%	64.7%	76.3%
Expected term (in years)	5.8	6.0	5.9

	ESPP
	Year Ended December 31,
	2016	2015
Weighted average grant date fair value (per share)	$17.80	$45.50
Risk-free interest rate	0.7%	0.5%
Expected dividend yield	0.0%	0.0%
Expected volatility	62.7%	61.2%
Expected term (in years)	1.3	1.3

Summary for Allocation of Stock-Based Compensation Expense

The following table summarizes the allocation of stock-based compensation expense (in thousands):

	Nine Months Ended September 30,
	2017	2016
Cost of sales	$1,022	$776
Selling, general & administrative	8,423	6,992
Research and development	1,057	965

Total	$10,502	$8,733

The compensation cost that has been included in the statement of operations for all stock-based compensation arrangements was as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of sales	$1,016	$1,162	$1,317
Selling, general & administrative	9,360	10,517	11,886
Research and development	1,284	1,417	1,792

Total	$11,660	$13,096	$14,995

Summary of Stock Option Activities for 2006 Plan and 2013 Plan

The following table summarizes stock option activities for the 2006 Plan and 2013 Plan:

	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	501,106	$102.04	8.62	$23,534
Granted	117,557	$120.06
Exercised	(24,355)	$13.82		$2,540
Canceled/forfeited/expired	(19,408)	$168.63

Outstanding at December 31, 2015	574,900	$107.22	7.99	$19,158

Granted	316,671	$45.75
Exercised	(14,876)	$11.49		$1,049
Canceled/forfeited/expired	(53,857)	$126.19

Outstanding at December 31, 2016	822,838	$84.05	7.92	$1,593

Vested and expected to vest at December 31, 2016	812,862	$84.24	7.91	$1,592
Exercisable at December 31, 2016	423,810	$98.61	6.80	$1,554